UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2013

Vincent P. Corti

Washington Mutual Investors Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Robert W. Helm

Dechert LLP

1900 K Street, NW

Washington, DC 20006

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Invest in America’s
innovative companies.

Special feature page 6

Washington Mutual Investors FundSM Annual Report for the year ended April 30, 2013

Washington Mutual Investors Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	7.89%	4.05%	7.57%

The total annual fund operating expense ratio is 0.62% for Class A shares as of the prospectus dated July 1, 2013 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 28.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Special feature

6	U.S. companies gain strategic advantage by innovation

Contents

1	Letter to investors
3	The value of a long-term perspective
10	Investment portfolio
14	Financial statements
29	Board of trustees and other officers

Fellow investors:

The U.S. stock market rose sharply in the second half of the fiscal year ended April 30, 2013. Gains in the last five months have been especially strong, in spite of the fact that many global economies are struggling. Debt problems continue to plague the euro zone and growth in China has slowed significantly.

In the U.S., there is cautious optimism that the future may be somewhat better than the past. A year ago, investors and economists discussed fears of recession and a possible double dip in the stock market. By contrast, today’s conversation is more likely to be about an uptick in residential construction and reinvigorated auto sales — two indicators of a growing economy.

In this environment, Washington Mutual Investors Fund posted a total return of 17.3%, compared with the 16.9% gain of the unmanaged Standard & Poor’s 500 Composite Index, for the 12 months ended April 30. The fund paid total dividends of 73 cents a share, which reflects the addition of a special dividend of 5 cents per share paid on December 21, 2012. Over the past three years, the fund has delivered an average annual total return of 13.5%, surpassing the 12.8% of the S&P 500.

As the chart below shows, over its nearly 61-year lifetime, the fund had an average annual total return of 11.9%, compared with 10.6% for the S&P 500.

Innovative companies in home improvement and air travel helped the fund over the period. Home Depot, the fund’s largest holding, rose 41.6%. Boeing, producer of the new 787 Dreamliner airplane and the fund’s third-largest holding, gained 19.0%. For more details on these and other companies in which the fund invests, please see our feature story on page 6.

Other dividend-paying stocks in the telecommunication services, health care and industrial sectors also made major contributions. They included Verizon (33.5%), Merck (19.8%) and Union Pacific (31.6%), the nation’s largest railroad.

Results at a glance

Average annual total returns for periods ended April 30, 2013, with all distributions reinvested

	1 year	5 years	10 years	Lifetime (since 7/31/52)

Washington Mutual Investors Fund (Class A shares)	17.3%	5.2%	7.7%	11.9%
Standard & Poor’s 500 Composite Index*	16.9	5.2	7.9	10.6

*	The index is unmanaged and, therefore, has no expenses.

Washington Mutual Investors Fund	1

Washington Mutual Investors Fund is required to have 95% of its holdings in equity-type securities; as of April 30 that number was just over 97%. As a result, it was in a position to fully benefit from the strong market results posted in the last five months.

Stock holdings with negative results included Apple (–24.2%), Caterpillar (–17.6%) and Teva Pharmaceuticals (–16.3%), though the fund’s underweighted position in Apple helped the fund’s return relative to the benchmark.

The fund’s five largest investment sectors at fiscal year-end as a percentage of net assets were industrials (18.8%), financials (12.6%), energy (12.1%), health care (11.5%) and consumer discretionary (10.2%). Our 6.9% position in information technology helped on a relative basis, as the sector on a whole underperformed, and the fund held less than the market weight.

Since October 31, 2012, when we last reported to you, 16 new companies appeared in the fund’s portfolio: ACE, CBS, CME Group, Comcast, Edwards Lifesciences, FMC Technologies, Honda Motor, Humana, KeyCorp, Kimberly-Clark, Paychex, Spectra Energy, Steel Dynamics, Tiffany, Time Warner and Disney. Five companies have been eliminated: Cardinal Health, Eli Lilly, Imperial Oil, PNC Financial Services Group and Southern Co.

U.S. economy and employment
The U.S. economy continues to regain ground, albeit slowly. A majority of industry sectors have shown improvement. The S&P 500 index has soared to new heights, climbing back to its previous all-time high reached in October 2007. In spite of political gridlock in Washington, stocks have rebounded — thanks in part to the Federal Reserve’s ongoing purchases of Treasury and agency mortgage-backed securities. The doomsday predictions surrounding U.S. tax increases and spending cuts failed to impede the market’s upward trajectory.

As a result, the outlook was more optimistic than expected at the fund’s fiscal close on April 30. The Bureau of Labor Statistics reported that 165,000 jobs had been added for the month. What’s more, revised employment numbers for February and March added an additional 114,000 jobs to previous totals. April’s job growth pushed the unemployment rate to 7.5% — a four-year low. The Federal Reserve has committed to keeping the target range for the federal funds rate between 0.0% and 0.25% as long as unemployment stays above 6.5% and inflation projections remain stable.

Washington Mutual Investors Fund has an experienced team of portfolio managers and investment analysts who are committed to finding quality companies that offer appealing income and growth prospects. While we emphasize those companies that have a consistent record of paying dividends, we try to maintain a balance, recognizing that a company with the ability to innovate and evolve over time may also merit a position in the fund’s portfolio.

Cordially,

Alan N. Berro

Vice Chairman and President

June 7, 2013

For current information about the fund, visit americanfunds.com.

We take this opportunity to thank James H. Lemon, Jr., former vice chairman, who retired from the fund, for his many years of leadership and service to Washington Mutual Investors Fund.

We also announce the retirement of the Washington Mutual Investors Fund advisory board. The board, which was established at the fund’s inception, has included executives, scholars and diplomats who contributed a remarkable range of expertise about business, politics and cultures around the world. Their guidance has been invaluable, and we are indebted to them for their many years of service to the fund.

2	Washington Mutual Investors Fund

The value of a long-term perspective

Fund results shown reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.¹ Thus, the net amount invested was $9,425.² Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

How a $10,000 investment in Washington Mutual Investors Fund grew

This chart and accompanying table show how a $10,000 investment grew between July 31, 1952, when the fund began operations, and April 30, 2013.

As you can see, that $10,000 investment in Washington Mutual Investors Fund, with all distributions reinvested, would have grown to $8,512,647. Over the same period, that $10,000 would have grown to $4,564,974 in Standard & Poor's 500 Composite Index. According to the Consumer Price Index, it now requires $87,090 to purchase what $10,000 would have bought on July 31, 1952.

The year-by-year progress of the $10,000 investment is summarized in the table below the chart. You can use those figures to estimate how the value of your own holdings has grown. Let's say, for example, that you have been reinvesting all of your distributions and want to know how your investment has done since April 30, 1998. At that time, according to the table, the value of the investment illustrated here was $3,890,253. The growth to $8,512,647 on April 30, 2013, represents a 119% cumulative return.

$8,000,000
4,000,000
1,000,000
400,000
200,000
100,000
40,000
20,000
10,000
8,000
Year ended April 30
1953[3]
1954
1955
1956
1957
1958
1959
1960
1961
1962
1963
1964

CAPITAL VALUE (dollars in thousands)
Dividends in cash	$.2	.4	.5	.6	.6	.7	.7	.7	.8	.8	.9	.9
Value at year-end	$9.2	10.8	14.7	17.9	18.3	16.9	24.1	21.9	26.3	26.6	28.8	31.1
TOTAL VALUE (dollars in thousands)
Dividends reinvested	$.2	.4	.5	.7	.8	.8	.9	.9	1.1	1.1	1.3	1.4
Value at year-end	$9.3	11.5	16.3	20.6	21.9	21.1	31.1	29.0	36.2	37.7	42.3	47.1
Total return	(6.7)%	23.2	41.7	26.3	6.4	(3.8)	47.6	(6.5)	24.5	4.1	12.3	11.4

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.5% prior to July 1, 1988.
[3]	For the period July 31, 1952 (when the fund began operations) through April 30, 1953.
[4]	Total value includes reinvested dividends of $2,507,767 and reinvested capital gain distributions of $2,747,465.
[5]	The market index is unmanaged and, therefore, has no expenses. The S&P 500 cannot be invested in directly.
[6]	Capital value includes reinvested capital gain distributions of $464,101 but does not reflect income dividends of $414,256 taken in cash.
[7]	Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

3	Washington Mutual Investors Fund

How a $10,000 investment has grown

While notable for their volatility in recent years, financial markets have tended to reward investors over the long term. Active management — bolstered by experience and careful research — can add even more value. As the chart shows, over its lifetime, Washington Mutual Investors Fund has done demonstrably better than its relevant benchmark.

Average annual total returns based on a $1,000 investment (for periods ended April 30, 2013)*			
	1 year	5 years	10 years
Class A shares	10.53%	3.92%	7.08%

**Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.*

1965
1966
1967
1968
1969
1970
1971
1972
1973
1974
1975
1976
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989

1.0	1.0	1.2	1.3	1.5	1.6	1.7	1.8	1.8	1.9	2.2	2.3	2.5	2.7	2.9	3.2	4.8	4.1	4.5	4.8	5.5	6.1	6.8	7.1	6.2
36.9	38.5	39.4	42.5	48.4	39.0	48.8	48.0	43.3	40.7	42.9	53.8	55.4	54.2	58.2	56.0	72.4	69.9	101.9	100.1	115.5	152.2	181.0	167.1	198.1

1.5	1.6	1.9	2.2	2.6	2.9	3.2	3.5	3.7	3.9	4.8	5.5	6.2	6.8	7.8	9.2	14.6	13.3	15.5	17.5	20.8	24.4	28.2	30.8	27.8
57.5	61.6	65.3	72.7	85.6	71.6	93.4	95.5	89.5	88.0	98.3	129.9	140.3	144.3	163.1	165.8	230.4	235.8	362.3	373.5	452.5	623.8	771.9	742.9	911.6
22.0	7.2	6.0	11.4	17.7	(16.3)	30.4	2.3	(6.3)	(1.7)	11.8	32.2	8.0	2.8	13.0	1.7	38.9	2.3	53.7	3.1	21.1	37.9	23.8	(3.8)	22.7

Value added by reinvestment of dividends
$8,512,647[4]
Washington Mutual
with dividends reinvested
$4,564,974[5]
S&P 500 with
dividends reinvested
$988,905[6]
Washington Mutual
with dividends taken
in cash
$87,090[7]
Consumer Price Index
(inflation)
Fund's lifetime
average annual
total return:
11.7%
$10,000
Original investment
1990
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
2008
2009
2010
2011
2012
2013

8.9	9.1	8.3	8.5	8.6	9.8	10.0	10.5	11.0	11.5	11.9	13.2	13.1	13.3	13.4	14.8	15.6	16.9	19.0	19.9	19.0	19.0	19.7	20.6
202.4	222.0	244.6	268.1	266.5	301.1	381.5	455.6	628.9	707.7	646.5	719.7	700.8	593.6	717.0	749.1	830.9	952.2	879.1	558.4	728.4	836.1	862.9	988.9

41.7	44.6	42.3	44.6	46.7	55.1	58.2	62.8	67.4	71.8	75.7	85.0	86.5	89.8	92.0	104.1	111.6	123.2	141.4	151.7	149.5	153.6	163.4	174.6
971.1	1,113.7	1,272.4	1,442.4	1,479.1	1,730.7	2,256.9	2,763.0	3,890.3	4,458.5	4,148.1	4,709.6	4,675.0	4,050.3	4,989.6	5,316.5	6,013.6	7,027.1	6,620.4	4,336.3	5,823.2	6,858.2	7,258.3	8,512.6
6.5	14.7	14.2	13.4	2.5	17.0	30.4	22.4	40.8	14.6	(7.0)	13.5	(0.7)	(13.4)	23.2	6.5	13.1	16.9	(5.8)	(34.5)	34.3	17.8	5.8	17.3

Washington Mutual Investors Fund	5

Alan Berro	Anne-Marie Peterson

U.S. companies gain strategic advantage by innovation

Washington Mutual Investors Fund has made its reputation as a conservative fund that invests in the bluest of blue chip stocks. What may surprise you is that it also has large holdings in some of the nation’s most innovative companies.

“The United States is one of the major innovation engines of the world,” says Alan Berro, vice chairman and president of the fund. “This is what gives U.S. companies a major strategic advantage.

“We have investments in solid companies like Chevron, Verizon and Procter & Gamble. We also have investments in technology, software and hardware with positions in Amazon, Oracle and Microsoft. Our health care holdings include Johnson & Johnson, Merck and Gilead Sciences — all of which developed breakthrough drugs now being used throughout the world,” he adds. “Boeing, whose newest commercial airline product is the 787 Dreamliner, has been part of the fund’s portfolio for some two decades.”

In the pages ahead, we take a closer look at three innovative companies in which the fund invests.

Customer service, first and foremost

Founded in 1978, Home Depot is the world’s largest home improvement specialty retailer. In fiscal 2012 it had sales of $74.8 billion and earnings of $4.5 billion. It has more than 2,000 stores in the U.S. and nearly 300 internationally. It also has over 300,000 employees, making it one of the largest U.S. retail companies.

Home Depot is an excellent example of a business that is innovating its way into the future. Its stores serve three primary groups: do-it-yourself (D-I-Y) customers, do-it-for-me (D-I-F-M) customers, and professional customers such as contractors and small business owners. “Few retail companies are able to age gracefully, but Home Depot is an exception to the rule,” says Anne-Marie Peterson, an investment analyst who covers the industry.

Frank Blake, who was named chief executive officer in 2007, has endeavored to reinvigorate Home Depot and restore its once-proud service culture. In 2012, all store associates were retrained on the customer service initiative known as “Customers FIRST,” a program that originally began in 2009. The company has programs that recognize associates for exemplary customer service and frequently gauges associate satisfaction. It also works to ensure effective communications with employees.

“Strong retailers have strong store cultures,” Anne-Marie explains. “Often when a big retailer folds, it’s because their store culture weakened. This is ‘touchy-feely’ stuff, but often the soft stuff drives the hard stuff — the numbers.”

In the past two years, the company developed a way for sales associates to search for inventory at other locations, reserve the desired items

6	Washington Mutual Investors Fund

Home Depot is an excellent example of a business that is innovating its way into the future. Its stores serve three primary groups: do-it-yourself (D-I-Y) customers, do-it-for-me (D-I-F-M) customers, and professional customers such as contractors and small business owners.

and execute the sales transaction before the customer has left the store. Automated tools were created that allowed for in-aisle inventory management — a more labor efficient means of what had been a manual, paper-driven task. In its 2012 annual report, the company reported that it made considerable strides in reaching its goal of having 60% of store hours allotted to customer service and 40% spent on task-related labor. Just a few years ago those numbers were reversed.

Improvements made across all areas of the company’s business have made Anne-Marie’s Home Depot investment a successful one, and while past performance is no guarantee of future results, she feels the company has the potential to significantly increase its earnings over the next five years.

Constantly innovating, in spite of the occasional setback

For more than 50 years, Boeing has been a leading manufacturer in the commercial airplane industry. Washington Mutual Investors Fund has been a shareholder in the company since 1992.

In 1970, Boeing’s 747 made its inaugural commercial flight from New York to London, revolutionizing long distance travel. This plane (and its subsequent models) established the company’s position as the foremost producer of jumbo jets for three decades, but its debut nearly bankrupted the company because of technical problems and skepticism from the airlines over size and fuel efficiency.

“Innovation is not easy,” says Justin G. Toner, an investment analyst who covers Boeing and other aircraft manufacturers. The development of the 787 Dreamliner is a case in point. The mid-sized jet was grounded in January by the Federal Aviation

Washington Mutual Investors Fund	7

For more than 50 years,
Boeing has been a leading
manufacturer in the commercial
airplane industry. Washington
Mutual investors Fund has been
a shareholder in the company
since 1992.

Justin Toner

Administration when, in two separate instances, its lithium-ion batteries overheated.

Justin meets with Boeing’s management several times a year and regularly visits the manufacturing base in Everett, Washington. A licensed pilot, he found the Dreamliner to be unique in a number of ways. “The body and wings are made of carbon fiber composite instead of aluminum, so it is lighter and burns 20% less fuel than a typical craft its size,” he reports. For passengers, the improvements are numerous. Cabins are more spacious and have roomier luggage bins, enhanced lighting choices, larger windows and better air quality. What’s more, the ride is quieter and smoother. “The end result is a very efficient and comfortable airplane,” Justin adds.

Not that there weren’t setbacks along the way. With the debut of the first prototype in 2007, several problems emerged. Unlike aluminum, the plane’s composite skin couldn’t conduct and dissipate lightning charges. As a result, shielding and metal structures had to be installed to prevent possible damage. In addition, suppliers were scrambling to deliver components they’d been contracted to provide. There were imperfections in sections of the fuselage that called for considerable repairs and metal fasteners that weren’t ready to be shipped by their delivery dates.

Within days of the plane’s grounding this past January, some 500 Boeing engineers got to work resolving the battery problem — and by the end of April the Dreamliner was once again cleared to fly. “I spent considerable time following the situation and am comfortable with the outcome,” says Justin.

While he feels his investment in Boeing has been a good one, both in relative and absolute terms, he admits that there were times that the stock has struggled. “The key was sticking with it over a long period of time.”

From online bookseller to e-commerce giant

In 1994, Jeff Bezos left a job on Wall Street to start his own business. He set up office in his garage and began developing software with the help of a few employees. By 1995 he had enlisted friends to test a book-selling website he’d created. Within 30 days of its launch, the new company was doing business throughout the United States and in 45 other countries. Within two

8	Washington Mutual Investors Fund

Amazon and the third-party sellers who sell through it combined to move more than $90 billion in gross merchandise volume in 2012, with Amazon recognizing more than $60 billion of that as net revenue.

Mark Casey

months, sales climbed to $20,000 a week. Amazon.com had arrived.

Now it is the world’s largest facilities-based online retailer. Amazon and the third-party sellers who sell through it combined to move more than $90 billion in gross merchandise volume in 2012, with Amazon recognizing more than $60 billion of that as net revenue. States investment analyst Mark Casey, “Amazon is more than 10 times larger than the next largest facilities-based online retailer and is innovating rapidly from a position of strength in an industry with many growth opportunities.”

He adds, “With less than 12% of U.S. retail having moved online, we are still in the early days of the growth of e-commerce, and the rewards for successful innovation in e-commerce should be large. Looking forward 10 to 20 years, it is not at all unreasonable to think more than 30% of U.S. retail could move online.”

Though Amazon has generated positive operating income in 45 of the last 46 quarters, the company is criticized for having lower profit margins than other large retailers. “Amazon invests a significant amount of money to keep expanding its growth opportunities,” explains Mark. “The profits from its successful retail business are reinvested in further improving the selection, pricing and convenience of the retail offering. They are also invested in completely new lines of business, like the Kindle e-readers and tablets, and in Amazon Web Services, which has become the leading cloud computing platform and the default choice of IT infrastructure for most Silicon Valley startups.”

Although Amazon doesn’t pay a dividend to its shareholders, Mark believes the company is a very strong investment. “The value of our investment in Amazon has more than doubled in the past few years, and if Amazon can continue to lead in e-commerce and cloud computing, the potential rewards to shareholders are very significant.”

Alan Berro believes it never has been more important for Washington Mutual Investors Fund to invest in innovative companies. “When a company continues to innovate and develop new products, it improves the prospects for future revenue, earnings and dividend growth.” ■

“When a company continues
to innovate and develop new
products, it improves the
prospects for future revenue,
earnings and dividend growth.”

Alan Berro

Vice Chairman

and President of the fund

Investment portfolio April 30, 2013

Industry sector diversification	Percent of net assets

Ten largest holdings	Percent of net assets
Home Depot	4.99%
Chevron	4.79
Boeing	4.19
Merck	3.85
Royal Dutch Shell	3.13
Verizon	3.05
Union Pacific	2.84
Wells Fargo	2.55
American Express	2.40
Microsoft	2.09

Common stocks 97.44%	Shares	Value (000)	Percent of net assets
Energy 12.11%
Chevron Corp.	24,140,000	$2,945,321	4.79%
ConocoPhillips	7,120,000	430,404	.70
Enbridge Inc.	13,041,653	620,783	1.01
EOG Resources, Inc.	500,000	60,580	.10
FMC Technologies, Inc.[1]	2,380,000	129,234	.21
Hess Corp.	2,140,000	154,465	.25
Pioneer Natural Resources Co.	4,450,000	543,923	.89
Royal Dutch Shell PLC, Class A (ADR)	886,700	60,269	3.13
Royal Dutch Shell PLC, Class B (ADR)	26,695,000	1,863,044
Schlumberger Ltd.	4,300,000	320,049	.52
Spectra Energy Corp	735,000	23,175	.04
Technip SA (ADR)	10,700,000	288,258	.47
		7,439,505	12.11

Materials 3.87%
Air Products and Chemicals, Inc.	2,400,000	208,704	.34
Dow Chemical Co.	21,260,000	720,926	1.17
E.I. du Pont de Nemours and Co.	2,700,000	147,177	.24
MeadWestvaco Corp.	6,544,190	225,644	.37
Nucor Corp.	7,700,000	335,874	.55
Potash Corp. of Saskatchewan Inc.	8,650,000	364,165	.59
Praxair, Inc.	3,020,000	345,186	.56
Sigma-Aldrich Corp.	200,000	15,738	.03
Steel Dynamics, Inc.	900,000	13,536	.02
		2,376,950	3.87

Industrials 18.83%
Boeing Co.	28,130,000	2,571,363	4.19
Caterpillar Inc.	11,735,000	993,602	1.62
CSX Corp.	3,000,000	73,770	.12
Cummins Inc.	1,020,000	108,518	.18
Deere & Co.	1,700,000	151,810	.25
Eaton Corp. PLC	7,450,000	457,504	.74
Emerson Electric Co.	4,520,000	250,905	.41
General Dynamics Corp.	2,950,000	218,182	.36

10	Washington Mutual Investors Fund

	Shares	Value (000)	Percent of net assets
General Electric Co.	38,900,000	$867,081	1.41%
Honeywell International Inc.	1,360,000	100,014	.16
Lockheed Martin Corp.	11,840,000	1,173,226	1.91
Norfolk Southern Corp.	432,600	33,492	.05
Northrop Grumman Corp.	4,990,000	377,943	.62
Parker-Hannifin Corp.	2,400,000	212,568	.35
Precision Castparts Corp.	90,000	17,216	.03
Raytheon Co.	1,250,000	76,725	.12
Rockwell Automation	2,000,000	169,560	.28
Rockwell Collins, Inc.	5,930,000	373,116	.61
Siemens AG (ADR)	500,000	52,255	.08
Union Pacific Corp.	11,812,900	1,747,837	2.84
United Technologies Corp.	8,370,000	764,097	1.24
W.W. Grainger, Inc.	525,000	129,397	.21
Waste Management, Inc.	15,800,000	647,484	1.05
		11,567,665	18.83

Consumer discretionary 10.17%
Amazon.com, Inc.[1]	3,275,000	831,228	1.35
CBS Corp., Class B	4,280,000	195,938	.32
Comcast Corp., Class A	5,615,000	231,899	.38
DIRECTV[1]	1,075,000	60,802	.10
Home Depot, Inc.	41,781,000	3,064,636	4.99
Honda Motor Co., Ltd. (ADR)	500,000	19,990	.03
Johnson Controls, Inc.	13,195,000	461,957	.75
Lowe’s Companies, Inc.	5,500,000	211,310	.35
Tiffany & Co.	1,250,000	92,100	.15
Time Warner Inc.	3,718,260	222,278	.36
VF Corp.	3,340,000	595,255	.97
Walt Disney Co.	4,144,300	260,428	.42
		6,247,821	10.17

Consumer staples 9.19%
Avon Products, Inc.	19,000,000	440,040	.72
Coca-Cola Co.	27,920,000	1,181,854	1.92
Colgate-Palmolive Co.	1,860,000	222,103	.36
Costco Wholesale Corp.	1,325,000	143,670	.23
Kimberly-Clark Corp.	4,115,000	424,627	.69
Mondelez International, Inc.	4,000,000	125,800	.21
Nestlé SA (ADR)	7,360,192	524,266	.85
PepsiCo, Inc.	13,900,000	1,146,333	1.87
Procter & Gamble Co.	9,730,800	747,033	1.22
Unilever NV (New York registered)	7,820,000	332,194	.54
Wal-Mart Stores, Inc.	4,600,000	357,512	.58
		5,645,432	9.19

Health care 11.54%
Baxter International Inc.	7,595,000	530,663	.86
Bristol-Myers Squibb Co.	25,979,400	1,031,902	1.68
Edwards Lifesciences Corp.[1]	1,585,000	101,107	.16
Gilead Sciences, Inc.[1]	8,150,000	412,716	.67
Humana Inc.	7,620,000	564,718	.92
Johnson & Johnson	13,930,000	1,187,254	1.93
Merck & Co., Inc.	50,275,000	2,362,925	3.85
Pfizer Inc.	15,950,000	463,666	.76
Quest Diagnostics Inc.	3,015,000	169,835	.28
Teva Pharmaceutical Industries Ltd. (ADR)	2,130,000	81,558	.13
UnitedHealth Group Inc.	3,085,000	184,884	.30
		7,091,228	11.54

Washington Mutual Investors Fund	11

Common stocks (continued)	Shares	Value (000)	Percent of net assets
Financials 12.62%
ACE Ltd.	1,455,000	$129,699	.21%
Allstate Corp.	5,250,000	258,615	.42
American Express Co.	21,550,000	1,474,235	2.40
Charles Schwab Corp.	7,260,000	123,130	.20
Chubb Corp.	2,500,000	220,175	.36
Citigroup Inc.	5,000,000	233,300	.38
CME Group Inc., Class A	8,712,707	530,255	.86
Goldman Sachs Group, Inc.	4,533,000	662,135	1.08
JPMorgan Chase & Co.	17,468,700	856,141	1.39
KeyCorp	19,160,000	191,025	.31
M&T Bank Corp.	1,250,000	125,250	.21
Marsh & McLennan Companies, Inc.	5,370,000	204,114	.33
McGraw-Hill Companies, Inc.	11,009,100	595,702	.97
Moody’s Corp.	2,450,000	149,083	.24
Toronto-Dominion Bank	1,100,000	90,090	.15
U.S. Bancorp	10,375,000	345,280	.56
Wells Fargo & Co.	41,258,100	1,566,983	2.55
		7,755,212	12.62

Information technology 6.87%
Apple Inc.	555,000	245,726	.40
Automatic Data Processing, Inc.	2,040,000	137,374	.22
Google Inc., Class A1	445,000	366,934	.60
International Business Machines Corp.	80,000	16,203	.03
Linear Technology Corp.	8,833,000	322,405	.52
Microsoft Corp.	38,719,500	1,281,615	2.09
Oracle Corp.	23,525,000	771,149	1.25
Paychex, Inc.	2,300,000	83,743	.14
Texas Instruments Inc.	27,552,500	997,676	1.62
		4,222,825	6.87

Telecommunication services 4.90%
AT&T Inc.	30,340,000	1,136,537	1.85
Verizon Communications Inc.	34,710,000	1,871,216	3.05
		3,007,753	4.90

Utilities 5.57%
Dominion Resources, Inc.	4,300,000	265,224	.43
Duke Energy Corp.	4,330,000	325,616	.53
Edison International	2,600,000	139,880	.23
Exelon Corp.	9,125,000	342,279	.56
FirstEnergy Corp.	18,133,100	845,002	1.37
National Grid PLC (ADR)	8,030,000	512,153	.83
PG&E Corp.	18,815,000	911,399	1.48
PPL Corp.	2,500,000	83,450	.14
		3,425,003	5.57

Miscellaneous 1.77%
Other common stocks in initital period of acquisition		1,089,112	1.77

Total common stocks (cost: $41,378,816,000)		59,868,506	97.44

12	Washington Mutual Investors Fund

Short-term securities 2.49%	Principal amount (000)	Value (000)	Percent of net assets
Abbott Laboratories 0.12% due 6/26–6/27/2013[2]	$67,950	$67,938	.11%
Chariot Funding, LLC 0.15% due 5/15/2013[2]	100,000	99,994
JPMorgan Chase & Co. 0.17% due 7/8/2013	25,000	24,991	.24
Jupiter Securitization Co., LLC 0.18% due 6/26/2013[2]	23,300	23,294
Coca-Cola Co. 0.14%–0.15% due 6/19–7/16/2013[2]	113,400	113,381	.18
Emerson Electric Co. 0.12% due 7/8/2013[2]	12,100	12,097	.02
Fannie Mae 0.10%–0.12% due 5/15–12/17/2013	312,300	312,205	.51
Federal Home Loan Bank 0.105%–0.135% due 5/17–10/9/2013	226,100	226,055	.37
Freddie Mac 0.085%–0.16% due 5/6/2013–2/14/2014	193,800	193,741	.32
Google Inc. 0.06% due 5/9/2013[2]	38,400	38,399	.06
John Deere Credit Ltd. 0.10%–0.14% due 5/14–6/4/2013[2]	40,600	40,597	.07
Kimberly-Clark Worldwide Inc. 0.10% due 5/20/2013[2]	40,000	39,998	.06
McDonald’s Corp. 0.08% due 5/24/2013[2]	3,500	3,500	.01
Merck & Co. Inc. 0.11% due 6/14/2013[2]	6,000	5,999	.01
National Rural Utilities Cooperative Finance Corp. 0.15% due 5/21/2013	20,900	20,898	.03
NetJets Inc. 0.07%–0.10% due 5/1–5/23/2013[2]	75,845	75,842	.12
Paccar Financial Corp. 0.10% due 5/7–5/8/2013	23,000	23,000	.04
PepsiCo Inc. 0.07% due 5/3/2013[2]	47,200	47,200	.08
Private Export Funding Corp. 0.12% due 7/17/2013[2]	14,600	14,595	.02
Regents of the University of California 0.12% due 5/7/2013	35,000	34,999	.06
Walt Disney Co. 0.12%–0.13% due 5/10–6/27/2013[2]	54,100	54,094	.09
Wells Fargo & Co. 0.17%–0.18% due 6/13–8/14/2013	58,300	58,271	.09

Total short-term securities (cost: $1,531,019,000)		1,531,088	2.49

Total investment securities (cost: $42,909,835,000)		61,399,594	99.93
Other assets less liabilities		40,124	.07
Net assets		$61,439,718	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $636,928,000, which represented 1.04% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Washington Mutual Investors Fund	13

Financial statements

Statement of assets and liabilities at April 30, 2013
	(dollars in thousands)

Assets:
Investment securities, at value (cost: $42,909,835)		$61,399,594
Cash		1,017
Receivables for:
Sales of investments	$53,884
Sales of fund’s shares	49,325
Dividends	94,785	197,994
		61,598,605
Liabilities:
Payables for:
Purchases of investments	55,214
Repurchases of fund’s shares	60,497
Management services	11,926
Services provided by related parties	26,629
Board members’ deferred compensation	4,354
Other	267	158,887
Net assets at April 30, 2013		$61,439,718

Net assets consist of:
Capital paid in on shares of beneficial interest		$42,386,632
Undistributed net investment income		313,741
Undistributed net realized gain		249,586
Net unrealized appreciation		18,489,759
Net assets at April 30, 2013		$61,439,718

(dollars and shares in thousands, except per share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,752,859 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$44,141,535	1,258,143	$35.08
Class B	323,309	9,270	34.88
Class C	1,757,307	50,589	34.74
Class F-1	3,003,384	85,846	34.99
Class F-2	1,386,790	39,534	35.08
Class 529-A	1,465,309	41,831	35.03
Class 529-B	55,338	1,585	34.90
Class 529-C	390,322	11,208	34.83
Class 529-E	77,174	2,212	34.88
Class 529-F-1	80,729	2,308	34.98
Class R-1	87,375	2,510	34.81
Class R-2	753,280	21,700	34.71
Class R-3	1,647,067	47,238	34.87
Class R-4	1,823,185	52,153	34.96
Class R-5	1,504,321	42,886	35.08
Class R-6	2,943,293	83,846	35.10

See Notes to Financial Statements

14	Washington Mutual Investors Fund

Statement of operations for the year ended April 30, 2013
	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $8,426)	$1,637,164
Interest	2,653		$1,639,817

Fees and expenses*:
Investment advisory services	109,920
Business management services	25,375
Distribution services	148,670
Transfer agent services	63,700
Administrative services	11,456
Reports to shareholders	2,250
Registration statement and prospectus	445
Board members’ compensation	2,074
Auditing and legal	289
Custodian	389
State and local taxes	—	†
Other	2,094		366,662
Net investment income			1,273,155

Net realized gain and unrealized appreciation on investments:
Net realized gain on investments			2,442,031
Net unrealized appreciation on investments			5,415,758
Net realized gain and unrealized appreciation on investments			7,857,789
Net increase in net assets resulting from operations			$9,130,944

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

Statements of changes in net assets
	(dollars in thousands)

	Year ended April 30
	2013	2012
Operations:
Net investment income	$1,273,155	$1,202,215
Net realized gain on investments	2,442,031	2,059,717
Net unrealized appreciation (depreciation) on investments	5,415,758	(368,138)
Net increase in net assets resulting from operations	9,130,944	2,893,794
Dividends paid to shareholders from net investment income	(1,269,560)	(1,234,580)
Net capital share transactions	(1,521,502)	(1,185,954)
Total increase in net assets	6,339,882	473,260
Net assets:
Beginning of year	55,099,836	54,626,576
End of year (including undistributed net investment income: $313,741 and $310,312, respectively)	$61,439,718	$55,099,836

See Notes to Financial Statements

Washington Mutual Investors Fund	15

Notes to financial statements

1. Organization

Washington Mutual Investors Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund’s investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes may be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

16	Washington Mutual Investors Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Washington Mutual Investors Fund	17

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of April 30, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$7,439,505	$—	$—	$7,439,505
Materials	2,376,950	—	—	2,376,950
Industrials	11,567,665	—	—	11,567,665
Consumer discretionary	6,247,821	—	—	6,247,821
Consumer staples	5,645,432	—	—	5,645,432
Health care	7,091,228	—	—	7,091,228
Financials	7,755,212	—	—	7,755,212
Information technology	4,222,825	—	—	4,222,825
Telecommunication services	3,007,753	—	—	3,007,753
Utilities	3,425,003	—	—	3,425,003
Miscellaneous	1,089,112	—	—	1,089,112
Short-term securities	—	1,531,088	—	1,531,088
Total	$59,868,506	$1,531,088	$—	$61,399,594

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2009.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid.

18	Washington Mutual Investors Fund

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended April 30, 2013, the fund reclassified $89,000 from undistributed net investment income to undistributed net realized gain; and reclassified $77,000 from undistributed net investment income and $6,202,000 from undistributed net realized gain to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $2,108,139,000.

As of April 30, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$318,094
Undistributed long-term capital gains	277,983
Gross unrealized appreciation on investment securities	18,638,920
Gross unrealized depreciation on investment securities	(177,558)
Net unrealized appreciation on investment securities	18,461,362
Cost of investment securities	42,938,232

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended April 30
Share class	2013	2012
Class A	$937,751	$942,606
Class B	5,901	10,458
Class C	25,966	29,323
Class F-1	60,363	52,121
Class F-2	27,203	19,105
Class 529-A	29,211	26,794
Class 529-B	873	1,382
Class 529-C	5,240	5,123
Class 529-E	1,377	1,282
Class 529-F-1	1,764	1,581
Class R-1	1,321	1,291
Class R-2	11,237	11,701
Class R-3	29,721	27,866
Class R-4	37,388	32,794
Class R-5	33,290	28,730
Class R-6	60,954	42,423
Total	$1,269,560	$1,234,580

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. Effective December 21, 2012, CRMC acquired Washington Management Corporation (“WMC”), the fund’s business manager. CRMC, AFD, AFS and WMC are considered related parties to the fund.

Washington Mutual Investors Fund	19

Investment advisory services — The fund has an investment advisory agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.225% on the first $3 billion of daily net assets and decreasing to 0.177% on such assets in excess of $89 billion. For the year ended April 30, 2013, the investment advisory services fee was $109,920,000, which was equivalent to an annualized rate of 0.197% of average daily net assets.

Business management services — The fund has a business management agreement with WMC. Under this agreement, WMC provides services necessary to carry on the fund’s general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the fund’s contractual service providers, including custodian operations, shareholder services and fund share distribution functions. Under the agreement, all expenses chargeable to the Class A shares of the fund, including compensation to the business manager, shall not exceed 1% of the Class A average net assets of the fund on an annual basis. The agreement provides for monthly fees, accrued daily, based on a series of decreasing annual rates beginning with 0.117% on the first $3 billion of daily net assets and decreasing to 0.0375% on such assets in excess of $44 billion. For the year ended April 30, 2013, the business management services fee was $25,375,000, which was equivalent to an annualized rate of 0.045% of average daily net assets. Through December 21, 2012, WMC paid the fund’s investment adviser $712,000 for performing various fund accounting services for the fund and for The American Funds Tax-Exempt Series I, another CRMC-advised registered investment company. Through December 21, 2012, Johnston, Lemon & Co. Incorporated (“JLC”), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (former parent company of WMC), earned $324,000 on its retail sales of shares, including payments under the distribution plans of the fund. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the fund.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of April 30, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

20	Washington Mutual Investors Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the year ended April 30, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$ 96,242	$ 48,317	$ 4,059	Not applicable
Class B	3,952	489	Not applicable	Not applicable
Class C	16,951	1,985	850	Not applicable
Class F-1	6,643	2,968	1,331	Not applicable
Class F-2	Not applicable	1,124	529	Not applicable
Class 529-A	2,861	1,127	654	$ 1,292
Class 529-B	633	66	32	63
Class 529-C	3,524	335	178	351
Class 529-E	343	43	34	68
Class 529-F-1	—	62	36	71
Class R-1	845	92	43	Not applicable
Class R-2	5,230	2,301	352	Not applicable
Class R-3	7,407	2,453	744	Not applicable
Class R-4	4,039	1,667	811	Not applicable
Class R-5	Not applicable	661	650	Not applicable
Class R-6	Not applicable	10	1,153	Not applicable
Total class-specific expenses	$ 148,670	$ 63,700	$ 11,456	$ 1,845

Board members’ deferred compensation — Board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Board members’ compensation of $2,074,000, shown on the accompanying financial statements, includes $1,602,000 in current fees (either paid in cash or deferred) and a net increase of $472,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD, AFS, WMC or JLC. No affiliated officers or trustees received any compensation directly from the fund.

Washington Mutual Investors Fund	21

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended April 30, 2013

Class A	$2,718,140	86,247	$907,807	28,837	$(5,727,400)	(182,287)	$(2,101,453)	(67,203)
Class B	8,075	261	5,834	188	(248,866)	(7,996)	(234,957)	(7,547)
Class C	197,446	6,315	25,218	810	(489,016)	(15,709)	(266,352)	(8,584)
Class F-1	776,912	24,737	59,530	1,896	(781,041)	(25,154)	55,401	1,479
Class F-2	566,619	18,058	24,544	776	(255,466)	(8,077)	335,697	10,757
Class 529-A	159,275	5,078	29,203	928	(171,460)	(5,456)	17,018	550
Class 529-B	1,143	36	872	28	(33,369)	(1,073)	(31,354)	(1,009)
Class 529-C	42,641	1,368	5,238	168	(56,827)	(1,819)	(8,948)	(283)
Class 529-E	8,100	258	1,377	44	(9,166)	(293)	311	9
Class 529-F-1	14,424	461	1,764	56	(14,584)	(465)	1,604	52
Class R-1	17,401	563	1,318	42	(28,528)	(912)	(9,809)	(307)
Class R-2	162,207	5,197	11,219	360	(229,227)	(7,348)	(55,801)	(1,791)
Class R-3	392,939	12,590	29,708	949	(429,524)	(13,722)	(6,877)	(183)
Class R-4	486,823	15,604	37,374	1,191	(490,245)	(15,660)	33,952	1,135
Class R-5	389,129	12,402	33,153	1,052	(341,760)	(10,956)	80,522	2,498
Class R-6	891,637	28,351	60,915	1,926	(283,008)	(8,941)	669,544	21,336
Total net increase (decrease)	$6,832,911	217,526	$1,235,074	39,251	$(9,589,487)	(305,868)	$(1,521,502)	(49,091)

Year ended April 30, 2012

Class A	$3,370,203	118,779	$907,536	32,745	$(6,272,448)	(221,087)	$(1,994,709)	(69,563)
Class B	21,652	771	10,276	375	(406,991)	(14,502)	(375,063)	(13,356)
Class C	247,800	8,813	28,289	1,031	(464,866)	(16,511)	(188,777)	(6,667)
Class F-1	904,939	31,829	51,021	1,842	(542,466)	(19,166)	413,494	14,505
Class F-2	359,105	12,664	16,480	593	(162,851)	(5,726)	212,734	7,531
Class 529-A	186,014	6,544	26,784	967	(131,623)	(4,641)	81,175	2,870
Class 529-B	3,001	106	1,382	50	(42,977)	(1,531)	(38,594)	(1,375)
Class 529-C	48,164	1,702	5,122	186	(45,010)	(1,598)	8,276	290
Class 529-E	9,246	326	1,282	46	(7,475)	(265)	3,053	107
Class 529-F-1	15,744	553	1,580	57	(13,970)	(496)	3,354	114
Class R-1	24,192	851	1,285	47	(23,277)	(832)	2,200	66
Class R-2	175,426	6,220	11,688	426	(239,619)	(8,535)	(52,505)	(1,889)
Class R-3	402,249	14,159	27,856	1,009	(399,339)	(14,105)	30,766	1,063
Class R-4	481,674	16,936	32,790	1,184	(414,077)	(14,685)	100,387	3,435
Class R-5	446,818	15,876	28,656	1,032	(308,613)	(10,944)	166,861	5,964
Class R-6	628,278	21,784	42,251	1,519	(229,135)	(8,008)	441,394	15,295
Total net increase (decrease)	$7,324,505	257,913	$1,194,278	43,109	$(9,704,737)	(342,632)	$(1,185,954)	(41,610)

*	Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,972,618,000 and $12,983,278,000, respectively, during the year ended April 30, 2013.

22	Washington Mutual Investors Fund

Financial highlights

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on								Ratio of		Ratio of
	Net asset		securities		Dividends		Total				expenses to		expenses to		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		to average
	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3]	(in millions)	waivers		waivers[3]		net assets[3]

Class A:
Year ended 4/30/2013	$30.61	$.73	$4.47	$5.20	$(.73)	$—	$(.73)	$35.08	17.28%	$44,142	.62%		.62%		2.32%
Year ended 4/30/2012	29.66	.68	.97	1.65	(.70)	—	(.70)	30.61	5.83	40,566	.62		.62		2.39
Year ended 4/30/2011	25.84	.70	3.80	4.50	(.68)	—	(.68)	29.66	17.77	41,375	.63		.63		2.67
Year ended 4/30/2010	19.81	.65	6.06	6.71	(.68)	—	(.68)	25.84	34.29	39,349	.70		.70		2.80
Year ended 4/30/2009	31.92	.64	(11.53)	(10.89)	(.72)	(.50)	(1.22)	19.81	(34.50)	34,012	.67		.65		2.60
Class B:
Year ended 4/30/2013	30.42	.50	4.44	4.94	(.48)	—	(.48)	34.88	16.41	323	1.37		1.37		1.61
Year ended 4/30/2012	29.45	.47	.97	1.44	(.47)	—	(.47)	30.42	5.06	511	1.38		1.38		1.68
Year ended 4/30/2011	25.66	.51	3.75	4.26	(.47)	—	(.47)	29.45	16.88	889	1.39		1.39		1.98
Year ended 4/30/2010	19.67	.48	6.01	6.49	(.50)	—	(.50)	25.66	33.31	1,249	1.46		1.46		2.07
Year ended 4/30/2009	31.71	.45	(11.46)	(11.01)	(.53)	(.50)	(1.03)	19.67	(35.01)	1,389	1.42		1.40		1.85
Class C:
Year ended 4/30/2013	30.31	.48	4.43	4.91	(.48)	—	(.48)	34.74	16.39	1,757	1.42		1.42		1.53
Year ended 4/30/2012	29.37	.45	.96	1.41	(.47)	—	(.47)	30.31	4.99	1,794	1.42		1.42		1.60
Year ended 4/30/2011	25.60	.48	3.76	4.24	(.47)	—	(.47)	29.37	16.82	1,934	1.44		1.44		1.86
Year ended 4/30/2010	19.63	.46	6.00	6.46	(.49)	—	(.49)	25.60	33.23	1,830	1.50		1.50		2.00
Year ended 4/30/2009	31.65	.44	(11.44)	(11.00)	(.52)	(.50)	(1.02)	19.63	(35.04)	1,613	1.47		1.44		1.80
Class F-1:
Year ended 4/30/2013	30.53	.71	4.47	5.18	(.72)	—	(.72)	34.99	17.25	3,004	.66		.66		2.27
Year ended 4/30/2012	29.59	.66	.97	1.63	(.69)	—	(.69)	30.53	5.78	2,575	.66		.66		2.34
Year ended 4/30/2011	25.77	.68	3.81	4.49	(.67)	—	(.67)	29.59	17.79	2,067	.66		.66		2.62
Year ended 4/30/2010	19.76	.64	6.04	6.68	(.67)	—	(.67)	25.77	34.26	1,770	.71		.71		2.78
Year ended 4/30/2009	31.85	.64	(11.51)	(10.87)	(.72)	(.50)	(1.22)	19.76	(34.52)	1,506	.67		.65		2.59
Class F-2:
Year ended 4/30/2013	30.60	.79	4.49	5.28	(.80)	—	(.80)	35.08	17.57	1,387	.41		.41		2.51
Year ended 4/30/2012	29.66	.74	.96	1.70	(.76)	—	(.76)	30.60	6.04	881	.40		.40		2.59
Year ended 4/30/2011	25.84	.74	3.81	4.55	(.73)	—	(.73)	29.66	18.05	630	.41		.41		2.83
Year ended 4/30/2010	19.81	.68	6.09	6.77	(.74)	—	(.74)	25.84	34.65	416	.46		.46		2.91
Period from 8/5/2008 to 4/30/2009[4]	29.64	..46	(9.22)	(8.76)	(.57)	(.50)	(1.07)	19.81	(29.77)	147	..44	[5]	..43	[5]	3.10	[5]
Class 529-A:
Year ended 4/30/2013	30.56	.70	4.47	5.17	(.70)	—	(.70)	35.03	17.21	1,465	.71		.71		2.23
Year ended 4/30/2012	29.62	.65	.97	1.62	(.68)	—	(.68)	30.56	5.72	1,262	.71		.71		2.30
Year ended 4/30/2011	25.80	.67	3.81	4.48	(.66)	—	(.66)	29.62	17.73	1,138	.70		.70		2.58
Year ended 4/30/2010	19.78	.63	6.05	6.68	(.66)	—	(.66)	25.80	34.20	932	.76		.76		2.71
Year ended 4/30/2009	31.89	.62	(11.52)	(10.90)	(.71)	(.50)	(1.21)	19.78	(34.57)	709	.73		.71		2.55
Class 529-B:
Year ended 4/30/2013	30.44	.46	4.44	4.90	(.44)	—	(.44)	34.90	16.26	56	1.50		1.50		1.48
Year ended 4/30/2012	29.48	.44	.96	1.40	(.44)	—	(.44)	30.44	4.90	79	1.50		1.50		1.55
Year ended 4/30/2011	25.68	.48	3.77	4.25	(.45)	—	(.45)	29.48	16.79	117	1.50		1.50		1.85
Year ended 4/30/2010	19.69	.45	6.02	6.47	(.48)	—	(.48)	25.68	33.15	145	1.56		1.56		1.93
Year ended 4/30/2009	31.74	.42	(11.47)	(11.05)	(.50)	(.50)	(1.00)	19.69	(35.08)	126	1.53		1.51		1.74
Class 529-C:
Year ended 4/30/2013	30.39	.45	4.45	4.90	(.46)	—	(.46)	34.83	16.31	390	1.49		1.49		1.45
Year ended 4/30/2012	29.46	.43	.96	1.39	(.46)	—	(.46)	30.39	4.88	349	1.49		1.49		1.52
Year ended 4/30/2011	25.67	.47	3.78	4.25	(.46)	—	(.46)	29.46	16.79	330	1.49		1.49		1.80
Year ended 4/30/2010	19.68	.45	6.02	6.47	(.48)	—	(.48)	25.67	33.19	288	1.55		1.55		1.93
Year ended 4/30/2009	31.73	.43	(11.47)	(11.04)	(.51)	(.50)	(1.01)	19.68	(35.08)	226	1.52		1.50		1.75
Class 529-E:
Year ended 4/30/2013	30.44	.62	4.44	5.06	(.62)	—	(.62)	34.88	16.89	77	.96		.96		1.97
Year ended 4/30/2012	29.50	.58	.96	1.54	(.60)	—	(.60)	30.44	5.46	67	.97		.97		2.04
Year ended 4/30/2011	25.70	.60	3.79	4.39	(.59)	—	(.59)	29.50	17.40	62	.98		.98		2.30
Year ended 4/30/2010	19.71	.56	6.03	6.59	(.60)	—	(.60)	25.70	33.80	53	1.05		1.05		2.43
Year ended 4/30/2009	31.77	.55	(11.48)	(10.93)	(.63)	(.50)	(1.13)	19.71	(34.74)	41	1.02		1.00		2.26

Washington Mutual Investors Fund	23

Financial highlights (continued)

		Income (loss) from
		investment operations[1]			Dividends and distributions
			Net gains
			(losses) on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total				expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	to average
	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waivers	waivers[3]	net assets[3]

Class 529-F-1:
Year ended 4/30/2013	$30.51	$.77	$4.47	$5.24	$(.77)	$—	$(.77)	$34.98	17.49%	$81	.49%	.49%	2.45%
Year ended 4/30/2012	29.58	.71	.96	1.67	(.74)	—	(.74)	30.51	5.93	69	.49	.49	2.52
Year ended 4/30/2011	25.77	.73	3.79	4.52	(.71)	—	(.71)	29.58	17.96	63	.48	.48	2.79
Year ended 4/30/2010	19.76	.68	6.04	6.72	(.71)	—	(.71)	25.77	34.48	51	.55	.55	2.91
Year ended 4/30/2009	31.85	.67	(11.50)	(10.83)	(.76)	(.50)	(1.26)	19.76	(34.41)	35	.52	.50	2.77
Class R-1:
Year ended 4/30/2013	30.37	.48	4.45	4.93	(.49)	—	(.49)	34.81	16.42	88	1.40	1.40	1.54
Year ended 4/30/2012	29.44	.45	.96	1.41	(.48)	—	(.48)	30.37	4.97	86	1.40	1.40	1.60
Year ended 4/30/2011	25.65	.48	3.79	4.27	(.48)	—	(.48)	29.44	16.90	81	1.41	1.41	1.86
Year ended 4/30/2010	19.68	.46	6.01	6.47	(.50)	—	(.50)	25.65	33.21	67	1.47	1.47	1.98
Year ended 4/30/2009	31.72	.45	(11.46)	(11.01)	(.53)	(.50)	(1.03)	19.68	(34.99)	44	1.43	1.41	1.85
Class R-2:
Year ended 4/30/2013	30.30	.49	4.42	4.91	(.50)	—	(.50)	34.71	16.39	753	1.37	1.37	1.57
Year ended 4/30/2012	29.36	.46	.96	1.42	(.48)	—	(.48)	30.30	5.03	712	1.39	1.39	1.63
Year ended 4/30/2011	25.59	.49	3.76	4.25	(.48)	—	(.48)	29.36	16.85	745	1.41	1.41	1.89
Year ended 4/30/2010	19.62	.45	6.01	6.46	(.49)	—	(.49)	25.59	33.23	694	1.52	1.52	1.96
Year ended 4/30/2009	31.64	.43	(11.44)	(11.01)	(.51)	(.50)	(1.01)	19.62	(35.07)	548	1.50	1.48	1.77
Class R-3:
Year ended 4/30/2013	30.43	.62	4.45	5.07	(.63)	—	(.63)	34.87	16.90	1,647	.97	.97	1.97
Year ended 4/30/2012	29.49	.58	.97	1.55	(.61)	—	(.61)	30.43	5.47	1,443	.96	.96	2.05
Year ended 4/30/2011	25.69	.60	3.79	4.39	(.59)	—	(.59)	29.49	17.41	1,367	.97	.97	2.33
Year ended 4/30/2010	19.70	.57	6.02	6.59	(.60)	—	(.60)	25.69	33.85	1,280	1.03	1.03	2.45
Year ended 4/30/2009	31.76	.56	(11.48)	(10.92)	(.64)	(.50)	(1.14)	19.70	(34.72)	1,010	.97	.95	2.29
Class R-4:
Year ended 4/30/2013	30.50	.71	4.47	5.18	(.72)	—	(.72)	34.96	17.28	1,823	.65	.65	2.28
Year ended 4/30/2012	29.56	.67	.96	1.63	(.69)	—	(.69)	30.50	5.79	1,556	.65	.65	2.35
Year ended 4/30/2011	25.76	.68	3.79	4.47	(.67)	—	(.67)	29.56	17.73	1,407	.66	.66	2.61
Year ended 4/30/2010	19.75	.64	6.04	6.68	(.67)	—	(.67)	25.76	34.29	1,121	.72	.72	2.75
Year ended 4/30/2009	31.83	.63	(11.50)	(10.87)	(.71)	(.50)	(1.21)	19.75	(34.52)	782	.69	.67	2.59
Class R-5:
Year ended 4/30/2013	30.60	.81	4.48	5.29	(.81)	—	(.81)	35.08	17.63	1,504	.35	.35	2.57
Year ended 4/30/2012	29.66	.75	.97	1.72	(.78)	—	(.78)	30.60	6.09	1,236	.35	.35	2.65
Year ended 4/30/2011	25.83	.76	3.82	4.58	(.75)	—	(.75)	29.66	18.14	1,021	.36	.36	2.92
Year ended 4/30/2010	19.80	.72	6.05	6.77	(.74)	—	(.74)	25.83	34.62	868	.42	.42	3.08
Year ended 4/30/2009	31.92	.70	(11.53)	(10.83)	(.79)	(.50)	(1.29)	19.80	(34.31)	1,129	.39	.37	2.91
Class R-6:
Year ended 4/30/2013	30.62	.82	4.49	5.31	(.83)	—	(.83)	35.10	17.68	2,943	.30	.30	2.61
Year ended 4/30/2012	29.68	.76	.97	1.73	(.79)	—	(.79)	30.62	6.14	1,914	.31	.31	2.68
Year ended 4/30/2011	25.85	.77	3.82	4.59	(.76)	—	(.76)	29.68	18.18	1,401	.31	.31	2.91
Year ended 4/30/2010	19.95	.71	5.93	6.64	(.74)	—	(.74)	25.85	33.79	807	.37	.37	3.03

	Year ended April 30
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	22%	22%	25%	22%	39%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC and WMC. During some of the periods shown, CRMC and WMC reduced fees for investment advisory services and business management services, respectively.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Annualized.

See Notes to Financial Statements

24	Washington Mutual Investors Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Washington Mutual Investors Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Washington Mutual Investors Fund (the “Fund”) at April 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Los Angeles, California
June 7, 2013

Washington Mutual Investors Fund	25

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2012, through April 30, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	Washington Mutual Investors Fund

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	11/1/2012	4/30/2013	during period*	expense ratio
Class A — actual return	$1,000.00	$1,142.35	$3.29	.62%
Class A — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class B — actual return	1,000.00	1,138.24	7.32	1.38
Class B — assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class C — actual return	1,000.00	1,137.87	7.53	1.42
Class C — assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class F-1 — actual return	1,000.00	1,142.07	3.56	.67
Class F-1 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 — actual return	1,000.00	1,143.57	2.18	.41
Class F-2 — assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-A — actual return	1,000.00	1,141.73	3.77	.71
Class 529-A — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 529-B — actual return	1,000.00	1,137.50	7.95	1.50
Class 529-B — assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class 529-C — actual return	1,000.00	1,137.55	7.90	1.49
Class 529-C — assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E — actual return	1,000.00	1,140.30	5.09	.96
Class 529-E — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-F-1 — actual return	1,000.00	1,143.18	2.60	.49
Class 529-F-1 — assumed 5% return	1,000.00	1,022.36	2.46	.49
Class R-1 — actual return	1,000.00	1,137.94	7.42	1.40
Class R-1 — assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 — actual return	1,000.00	1,138.04	7.21	1.36
Class R-2 — assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-3 — actual return	1,000.00	1,140.32	5.09	.96
Class R-3 — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class R-4 — actual return	1,000.00	1,142.35	3.45	.65
Class R-4 — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class R-5 — actual return	1,000.00	1,143.89	1.86	.35
Class R-5 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 — actual return	1,000.00	1,144.05	1.59	.30
Class R-6 — assumed 5% return	1,000.00	1,023.31	1.51	.30

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended April 30, 2013:

Qualified dividend income	100%
Corporate dividends received deduction	100%
U.S. government income that may be exempt from state taxation	$757,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2014, to determine the calendar year amounts to be included on their 2013 tax returns. Shareholders should consult their tax advisors.

Washington Mutual Investors Fund	27

Other share class results (Classes B, C, F and 529)	unaudited

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Average annual total returns for periods ended March 31, 2013 (the most recent calendar quarter-end):

			10 years/
	1 year	5 years	Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	8.61%	4.16%	7.56%
Not reflecting CDSC	13.61	4.50	7.56

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	12.57	4.46	7.33
Not reflecting CDSC	13.57	4.46	7.33

Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	14.44	5.27	8.17

Class F-2 shares[3] — first sold 8/5/08
Not reflecting annual asset-based fee charged by sponsoring firm	14.70	—	6.66

Class 529-A shares[4]
Reflecting 5.75% maximum sales charge	7.80	3.98	7.49
Not reflecting maximum sales charge	14.37	5.22	8.12

Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	8.46	4.04	7.41
Not reflecting CDSC	13.46	4.38	7.41

Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	12.50	4.40	7.25
Not reflecting CDSC	13.50	4.40	7.25

Class 529-E shares[3,4]	14.07	4.92	7.80

Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	14.61	5.44	8.28

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

28	Washington Mutual Investors Fund

Board of trustees and other officers

“Independent” trustees

Name and age	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
Charles E. Andrews, 61	2013	CEO, MorganFranklin Consulting (business consulting and technology solutions); Consultant and corporate director; former President, RSM McGladrey, Inc. (professional services)	1	Marriott Vacations Worldwide; NVR, Inc.; WashingtonFirst Bankshares, Inc.
Nariman Farvardin, 56	2007	President, Stevens Institute of Technology; former Senior Vice President for Academic Affairs & Provost, University of Maryland; former Dean, The A. James Clark School of Engineering, University of Maryland (2007-2011)	3	JPMorgan Value Opportunities Fund
Barbara Hackman Franklin, 73	2005	President and CEO, Barbara Franklin Enterprises (international business and corporate governance consulting); former U.S. Secretary of Commerce(1992-1993)	3	Aetna, Inc.; JPMorgan Value Opportunities Fund
Mary Davis Holt, 62	2010	Partner, Flynn Heath Holt Leadership, LLC (leadership consulting firm)	1	None
R. Clark Hooper, 66	2003	Private investor	72	JPMorgan Value Opportunities Fund; The Swiss Helvetia Fund, Inc.
James C. Miller III, Ph.D., 70	1992	Senior Advisor, Husch Blackwell LLP (economic, financial and regulatory consulting); former Chairman of the Board, The CapAnalysis Group, LLC (economic, financial and regulatory consulting); former Director, U.S. Office of Management and Budget (1985-1988)	3	Clean Energy Fuels Corporation; JPMorgan Value Opportunities Fund
Donald L. Nickles, 64	2007	Chairman of the Board and CEO, The Nickles Group (consulting and business venture firm); former United States Senator (1981-2005)	1	Valero Energy Corporation
William J. Shaw, 67	2009	Chairman of the Board, Marriott Vacations Worldwide; former Vice Chairman of the Board, (1997-2011), President and COO (1997-2009), Marriott International, Inc.	3	The Carlyle Group; Marriott Vacations Worldwide
J. Knox Singleton, 64 Chairman of the Board (Independent and Non-Executive)	2001	President and CEO, INOVA Health System	3	Healthcare Realty Trust, Inc.; JPMorgan Value Opportunities Fund
Lydia W. Thomas, Ph.D., 68	2010	Corporate director; former President and CEO, Noblis, Inc. (nonprofit science, technology and strategy organization)	1	Cabot Corporation; Mueller Water Products, Inc.

“Interested” trustees5,6

Name, age and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee
Alan N. Berro, 52 Vice Chairman of the Board and President	2012	Senior Vice President — Capital World Investors, Capital Research and Management Company	1	None
Paul F. Roye, 59	2012	Senior Vice President — Fund Business Management Group, Capital Research and Management Company; Director, American Funds Service Company[7]	12	None
Jeffrey L. Steele, 67	2000	Former President and Director, Washington Management Corporation[7]	3	JPMorgan Value Opportunities Fund

Washington Mutual Investors Fund	29

Trustees emeritus

Cyrus A. Ansary	James H. Lemon, Jr.	Katherine D. Ortega
Daniel J. Callahan III	Harry J. Lister	T. Eugene Smith

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 6455 Irvine Center Drive, Irvine, CA 92618, Attention: Secretary.

Other officers6

Name, age and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Michael W. Stockton, 46 Senior Vice President	1995	Vice President — Fund Business Management Group, Capital Research and Management Company

Donald H. Rolfe, 41 Vice President	2013	Chief Compliance Officer, Capital Research Company;[7] Chief Compliance Officer, Capital Research and Management Company; Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company

Vincent P. Corti, 57 Secretary	2013	Vice President — Fund Business Management Group, Capital Research and Management Company

Brian D. Bullard, 43 Treasurer	2013	Senior Vice President — Fund Business Management Group, Capital Research and Management Company; former Chief Accountant — Division of Investment Management, United States Securities and Exchange Commission

Jennifer L. Butler, 47 Assistant Secretary	2005	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 61 Assistant Treasurer	2013	Vice President — Fund Business Management Group, Capital Research and Management Company

Neal F. Wellons, 42 Assistant Treasurer	2013	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund are elected on an annual basis.
[3]	Reflects funds managed by Capital Research and Management Company, including the American Funds; American Funds Insurance Series,® which serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is available through tax-favored retirement plans and IRAs; American Funds Portfolio Series;SM American Funds College Target Date Series;SM and funds managed by Capital Guardian Trust Company, including Capital Emerging Markets Total Opportunities Fund and Capital Private Client Services Funds.
[4]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

30	Washington Mutual Investors Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20006-2401

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Washington Mutual Investors Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Washington Mutual Investors Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2012.

[2]	Based on Class A share results for rolling periods through December 31, 2012. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.

[3]	Based on management fees for the 20-year period ended December 31, 2012, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste  Printed with inks containing soy and/or vegetable oil

Lit. No. MFGEARX-001-0613P  Litho in USA AGD/AL/8073-S33511

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that James C. Miller III, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2012	$84,000
2013	$97,000

b) Audit-Related Fees:
2012	None
2013	None

c) Tax Fees:
2012	$0
2013	$8,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2012	None
2013	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2012	None
2013	None

c) Tax Fees:
2012	$10,000
2013	$11,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2012	$2,000
2013	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $12,000 for fiscal year 2012 and $20,000 for fiscal year 2013. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By /s/ Alan N. Berro
Alan N. Berro, Vice Chairman, President and Principal Executive Officer

Date: June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Alan N. Berro
Alan N. Berro, Vice Chairman, President and Principal Executive Officer

Date: June 28, 2013

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: June 28, 2013